[ARKFUNDS LOGO OMITTED] CLEAR-CUT STRATEGIES FOR CONFIDENT INVESTING.

OCTOBER 31, 2002     Social Issues Semi Annual Report

                       Intermediate Fixed Income Portfolio

                         Blue Chip Equity Portfolio

                           Capital Growth Portfolio

                             Small-Cap Equity Portfolio

[ARK FUNDS SIDEBAR GRAPHIC OMITTED]

                                     Managed by Allied Investment Advisors, Inc.

CONTENTS

Letter to Shareholders .............................................  1

Fixed Income Portfolio
    Management Discussion and Analysis/Schedule of Investments .....  3

Equity Portfolios
    Management Discussion and Analysis/Schedules of Investments ....  7

Statements of Assets and Liabilities ............................... 19

Statements of Operations ........................................... 20

Statements of Changes in Net Assets ................................ 21

Financial Highlights ............................................... 22

Notes to Financial Statements ...................................... 23

Supplementary Information .......................................... 26

This report and the financial statements contained herein are submitted for the general information of shareholders of the ARK Funds and do not constitute investment advice. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus for each of the portfolios included. Shares of the Portfolios are not deposits of any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the shares involves investment risks including the possible loss of principal amount invested. The views in this report are those of the respective portfolio managers as of October 31, 2002, and may not reflect the managers' views as of the date this report was first published anytime thereafter. For information about ARK Funds Portfolios, please call 1-800-ARK-FUND (1-800-275-3863).

                                                        LETTER TO SHAREHOLDERS 1
DECEMBER 2002

DEAR SHAREHOLDERS,

We are pleased to provide you with this Semi Annual Report, which includes the portfolio managers' MANAGEMENT DISCUSSION AND ANALYSIS and information on Portfolio performance, diversification, and holdings as of October 31, 2002.

In their most recent biennial Trends Report, Social Investment Forum, a nonprofit organization, cited that assets in professionally managed, socially screened investment portfolios rose by 36 percent from 1999 to 2001. Your investment in ARK Social Issues Portfolios contributed to the growth of investments reflecting many investors' areas of concern.

A matter of particular interest occurred on September 26, 2002. On that date, M&T Bank Corporation of Buffalo, New York, entered into an agreement with Allied Irish Banks, p.l.c. to acquire Allfirst Financial Inc., the indirect parent corporation of Allied Investment Advisors, Inc. ("AIA"), ARK Funds' investment advisor. As an ARK Funds shareholder, you will be asked to vote on a proposal to have AIA continue as an investment advisor. Proxy material will be mailed to you shortly describing how to vote and advising you of a Special Meeting of Shareholders. We encourage you to review the proxy material and return your completed proxy form. Your vote is important!

We thank you for investing in the ARK Funds, and look forward to continuing to help you meet your financial goals.

                                       Sincerely,



                                       \S\ WILLIAM H. COWIE, JR.

                                       William H. Cowie, Jr.

                                       CHAIRMAN

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

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                       This page intentionally left blank.

[ARK FUNDS SIDEBAR GRAPHIC OMITTED]

                                                      SOCIAL ISSUES PORTFOLIOS 3

                           Social Issues Fixed Income
                                    Portfolio


OUR INVESTMENT MANAGEMENT PHILOSOPHY FOR THE SOCIAL ISSUES FIXED INCOME PORTFOLIO CENTERS ON FOUR CORE BELIEFS. WE BELIEVE THAT OVER A FULL INTEREST-RATE CYCLE, A PORTFOLIO OF FIXED INCOME INVESTMENTS SHOULD PROVIDE REAL RETURNS THAT EXCEED ANY LOSS OF PURCHASING POWER DUE TO INFLATION, BE COMPETITIVE WITH THE SPECIFIED PORTFOLIO BENCHMARK RETURN, BE COMPETITIVE VERSUS PORTFOLIOS OF SIMILAR RISK, AND MAINTAIN LOW-TO-MODERATE PRINCIPAL VOLATILITY.

WITH THE UNDERSTANDING OF THE PORTFOLIO'S CONSTRAINTS AND TOLERANCE FOR RISK, WE EMPLOY A VALUE APPROACH TO FIXED INCOME INVESTING INVOLVING OVER- OR UNDER-WEIGHTING MARKET SECTORS, INDUSTRIES, OR YIELD CURVE SEGMENTS DEEMED TO BE RELATIVELY UNDERVALUED OR EXPENSIVE. WE UNDERTAKE RIGOROUS ANALYSIS UTILIZING THE FOLLOWING COMPONENTS TO CONSTRUCT A PORTFOLIO: SECTOR SELECTION, DURATION MANAGEMENT, CREDIT ANALYSIS, INDUSTRY AND ISSUE SELECTION, AND YIELD CURVE MANAGEMENT.

IN SELECTING CORPORATE SECURITIES, WE LOOK FOR BUSINESSES THAT MEET THE PORTFOLIO'S SOCIAL CRITERIA. WE UTILIZE SOCIAL RESEARCH AND SCREENING TECHNOLOGY PROVIDED FOR INVESTMENT MANAGERS BY VARIOUS OUTSIDE RESEARCH SERVICES, AND HAVE ADOPTED SOCIAL SCREENS SEEKING TO EXCLUDE COMPANIES THAT DERIVE REVENUE FROM TOBACCO AND ALCOHOL, GAMBLING, NUCLEAR POWER, WEAPONS, AND ABORTION AND CONTRACEPTIVES.

THE FIXED INCOME PROCESS IS AN ACTIVELY MANAGED, BOTTOM-UP SECTOR SELECTION APPROACH, WHEREIN RISK CONTAINMENT IS PARAMOUNT. OUR OBJECTIVE IS TO POSITION THE PORTFOLIO IN SUCH A WAY THAT OUR SECTOR, INTEREST RATE, YIELD CURVE, AND CREDIT ANALYSIS CAN ADD VALUE WITHOUT ASSUMING AN INORDINATE RISK OF UNDERPERFORMANCE. AS PART OF THE CONSTRUCTION AND MANAGEMENT PROCESS, WE CONTINUALLY TEST THE PORTFOLIO TO ASSESS AND MITIGATE RISK. THIS DISCIPLINED FIXED INCOME PHILOSOPHY HAS BEEN IN PLACE WITHIN OUR ORGANIZATION FOR MORE THAN 15 YEARS, HAS BEEN CONSISTENTLY APPLIED, AND HAS GENERATED HISTORICALLY STRONG RESULTS.

4 [ARK LOGO OMITTED] SOCIAL ISSUES PORTFOLIOS

SOCIAL ISSUES
INTERMEDIATE FIXED INCOME PORTFOLIO

[WILMER C. STITH III, CFA PHOTO OMITTED]
WILMER C. STITH III, CFA

PORTFOLIO MANAGER

WILMER C. STITH III, CFA IS MANAGER OF THE SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO, AND IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE HAS BEEN A VICE PRESIDENT OF ALLIED INVESTMENT ADVISORS, INC. ("AIA"), AND PORTFOLIO MANAGER SINCE 1996. HE MANAGES SEPARATE ACCOUNTS, ASSISTS IN THE MANAGEMENT OF THE MONEY MARKET PORTFOLIOS, AND IS RESPONSIBLE FOR ANALYZING AND TRADING VARIOUS FIXED INCOME SECURITIES. MR. STITH HAS MORE THAN 10 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A CHARTERED FINANCIAL ANALYST.

MANAGEMENT DISCUSSION AND ANALYSIS
      As the summer dragged on and the anniversary of 9/11 approached, the bond market recalibrated the probability of a "double dip" recession. This was the gloomy backdrop to a continued flight to quality as U.S. Treasuries outperformed all other fixed income sectors. Over the last six months, the 10-year U.S. Treasury Note fell precipitously from a 5.10% yield to a 3.90% yield. The effects of such extraordinarily low interest rates reverberated throughout the bond market. This was particularly the case in the mortgage-backed securities market as a record number of home mortgage refinancings caused prepayments to skyrocket. This massive shrinking in the effective maturity of mortgage-backed securities has led them to underperform. The corporate sector also underperformed as we witnessed more corporate malfeasance and credit rating downgrades.

      Year-to-date, the Portfolio has outperformed its Lipper peer group for several reasons. We continued to upgrade credit quality by reducing our corporate exposure. We became less sanguine to banks with significant exposure to Brazil and a relatively high loan exposure to the telecom sector. We sold positions in Fleet Bank, Credit Suisse First Boston, and Citibank. We also prepared for the possibility of a weaker economy by reducing exposure to companies such as Household Finance. The Portfolio is underweighted in the corporate sector vs. the Lehman Intermediate Government/Credit Index (the "Index") by 22%. Perhaps more importantly, the Portfolio has only a 2% allocation to corporate securities in the low end of the investment grade spectrum (Baa), while the Index has a 14% allocation. Our strategic decision of upgrading the Portfolio's overall credit quality to "AAA" has significantly contributed to its outperformance over the quarter. Relative value was also achieved through the Portfolio's 10% overweighting in U.S. Treasury securities and its longer interest rate profile vs. the Index.

      We continue to hold the view that interest rates should move modestly lower and thus expect to maintain a longer-weighted average maturity vs. the Index. As the economy rebounds, we look to selectively increase our exposure to the corporate sector.



OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                             SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO 5

Performance as of October 31, 2002 (Unaudited)

LEHMAN BROTHERS              LEHMAN BROTHERS       LIPPER INTERMEDIATE
                               INTERMEDIATE           INTERMEDIATE          INVESTMENT GRADE
                                 INST'L               GOV'T./CREDIT          U.S. GOVERNMENT             DEBT FUNDS
                               CLASS SHARES               INDEX                BOND INDEX                 OBJECTIVE
---------------------------------------------------------------------------------------------------------------------------
Three month cumulative
return                            3.35%                   2.90%                    2.81%                      2.48%
---------------------------------------------------------------------------------------------------------------------------
Six month cumulative
return                            7.13%                   6.07%                    6.80%                      4.25%
---------------------------------------------------------------------------------------------------------------------------
One year total return             4.15%                   5.91%                    6.69%                      3.71%
---------------------------------------------------------------------------------------------------------------------------
Annualized total return
inception to date                 5.82%                     --                       --                         --
---------------------------------------------------------------------------------------------------------------------------


  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. Institutional Class Shares were offered beginning May 29, 2001.

  The performance of the Lehman Brothers Intermediate Government/Credit Index, the Lehman Brothers Intermediate U.S. Government Bond Index and the Lipper Intermediate Investment Grade Debt Funds Objective does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

41% U.S. TREASURY OBLIGATIONS
18% U.S. GOVERNMENT AGENCY OBLIGATIONS
16% CORPORATE OBLIGATIONS
12% REPURCHASE AGREEMENT
 7% ASSET-BACKED SECURITIES
 3% RELATED MONEY MARKET PORTFOLIO
 2% BANK NOTE
 1% U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS

SCHEDULE OF INVESTMENTS (UNAUDITED)


                                                                      PRINCIPAL                     MARKET
  DESCRIPTION                                                            AMOUNT                      VALUE
-------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 37.6%

    TREASURY INFLATION INDEX

       3.500%, 01/15/11                                                $ 40,000                 $   45,130
                                                                     ----------------------------------------
       3.375%, 01/15/12                                                 100,000                    110,034
                                                                     ----------------------------------------
    U.S. TREASURY BONDS
       4.375%, 05/15/07                                                 225,000                    241,197
                                                                     ----------------------------------------
    U.S. TREASURY NOTES
       6.125%, 08/15/07                                                 100,000                    114,993
                                                                     ----------------------------------------
       5.750%, 11/15/05                                                 200,000                    221,164
                                                                     ----------------------------------------
       4.750%, 11/15/08                                                 140,000                    152,064
                                                                     ----------------------------------------
       4.375%, 08/15/12                                                 220,000                    228,388
                                                                     ----------------------------------------
       3.250%, 08/15/07                                                  25,000                     25,575
                                                                     ----------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $1,084,056)                                                                               $1,138,545
-------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.3%

    FHLB
       6.875%, 08/15/05                                                  80,000                     89,767
                                                                     ----------------------------------------
       6.500%, 11/15/05                                                 100,000                    111,665
                                                                     ----------------------------------------
    FHLMC

       4.000%, 10/29/07                                                  75,000                     76,715
                                                                     ----------------------------------------

    FNMA

       5.500%, 05/02/06                                                 100,000                    109,401
                                                                     ----------------------------------------

       4.250%, 07/15/07                                                 100,000                    104,718
                                                                     ----------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $470,704)                                                                                 $  492,266
-------------------------------------------------------------------------------------------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002


6   SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO (CONCLUDED)


                                                                      PRINCIPAL                     MARKET
  DESCRIPTION                                                            AMOUNT                      VALUE
-------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS -- 0.8%

    FHLMC, SER T

       4.105%, 10/27/31                                                $ 25,000                 $   25,252
                                                                     ----------------------------------------

TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED OBLIGATIONS
(COST $25,000)                                                                                  $   25,252
-----------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 14.5%


    BANKS -- 0.9%

    MELLON FUNDING

       4.875%, 06/15/07                                                  25,000                     26,328
                                                                     ----------------------------------------

    TOTAL BANKS                                                                                 $   26,328
-------------------------------------------------------------------------------------------------------------


    CONSUMER DISCRETIONARY -- 1.1%

    TARGET

       7.500%, 02/15/05                                                  30,000                     33,262
                                                                     ----------------------------------------

    TOTAL CONSUMER DISCRETIONARY                                                                $   33,262
-------------------------------------------------------------------------------------------------------------


    ENERGY -- 2.8%

    APACHE

       6.500%, 12/15/07                                                  50,000                     56,562
-------------------------------------------------------------------------------------------------------------

    DEVON FINANCING

       6.875%, 09/30/11                                                  25,000                     27,744
                                                                     ----------------------------------------

    TOTAL ENERGY                                                                                $   84,306
-------------------------------------------------------------------------------------------------------------


    FINANCIALS -- 7.2%

    GOLDMAN SACHS GROUP, SER B, MTN

       7.500%, 01/28/05                                                  25,000                     27,364
                                                                     ----------------------------------------

    HELLER FINANCIAL

       6.375%, 03/15/06                                                  25,000                     27,534
                                                                     ----------------------------------------

    KIMCO REALTY

       6.875%, 02/10/09                                                 100,000                    108,097
                                                                     ----------------------------------------

    WELLS FARGO

       6.125%, 04/18/12                                                  50,000                     54,612
                                                                     ----------------------------------------

    TOTAL FINANCIALS                                                                            $  217,607
-------------------------------------------------------------------------------------------------------------


    INDUSTRIALS -- 0.8%

    CANADIAN NATIONAL RAILWAY

       7.000%, 03/15/04                                                  25,000                     26,469
                                                                     ----------------------------------------

    TOTAL INDUSTRIALS                                                                           $   26,469
-------------------------------------------------------------------------------------------------------------



                                                              PRINCIPAL AMOUNT/                     MARKET
  DESCRIPTION                                                            SHARES                      VALUE
-------------------------------------------------------------------------------------------------------------

    UTILITIES -- 1.7%

    CONSOLIDATED NATURAL GAS, SER C

       6.250%, 11/01/11                                                $ 50,000                 $   51,877
                                                                     ----------------------------------------

    TOTAL UTILITIES                                                                             $   51,877
-------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS
(COST $414,120)                                                                                 $  439,849
-------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 6.8%

    ANRC AUTO OWNER TRUST, SER 2001-A, CL A-4

       4.320%, 06/16/08                                                 100,000                    103,988
-------------------------------------------------------------------------------------------------------------

    RESIDENTIAL ASSET SECURITIES, SER 2001-KS3,
    CL AI3

       5.180%, 07/25/27                                                 100,000                    102,525
                                                                     ----------------------------------------

TOTAL ASSET-BACKED SECURITIES
(COST $199,979)                                                                                 $  206,513
-------------------------------------------------------------------------------------------------------------

BANK NOTE -- 1.8%

    U.S. BANK

       6.375%, 08/01/11                                                  50,000                     55,318
                                                                     ----------------------------------------

TOTAL BANK NOTE
(COST $51,055)                                                                                  $   55,318
-------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 11.6%

    FIRST BOSTON 1.92%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $350,019 (COLLATERALIZED BY VARIOUS
    U.S. GOVERNMENT OBLIGATIONS)                                        350,000                    350,000
                                                                     ----------------------------------------

TOTAL REPURCHASE AGREEMENT
(COST $350,000)                                                                                 $  350,000
-------------------------------------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 3.2%

    ARK Money Market Portfolio
    Institutional Class (t)                                                96,859                     96,859
                                                                     ----------------------------------------

TOTAL RELATED PARTY MONEY MARKET PORTFOLIO
(COST $96,859)                                                                                  $   96,859
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 92.6%
(COST $2,691,773)                                                                               $2,804,602
-------------------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET -- 7.4%                                                         $  223,618
-------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                                                      $3,028,220
-------------------------------------------------------------------------------------------------------------



(t) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

    Cl -- Class

    FHLB -- Federal Home Loan Bank

    FHLMC -- Federal Home Loan Mortgage Corporation

    FNMA -- Federal National Mortgage Association

    MTN -- Medium Term Note Ser -- Series

The accompanying notes are an integral part of the financial statements.


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

[ARK FUNDS SIDE BAR GRAPHIC OMITTED]

                                                      SOCIAL ISSUES PORTFOLIOS 7

                              SOCIAL ISSUES EQUITY
                                   PORTFOLIOS


SIMPLY STATED, OUR INVESTMENT MANAGEMENT PHILOSOPHY FOR THE SOCIAL ISSUES EQUITY PORTFOLIOS IS QUALITY FOR THE LONG TERM. WE LOOK FOR OUTSTANDING BUSINESSES THAT ARE REASONABLY PRICED, BECAUSE OVER THE LONG HAUL, EXPERIENCE HAS SHOWN THE BENEFITS OF BUYING A QUALITY COMPANY AT A FAIR PRICE, VERSUS A FAIR BUSINESS AT A BARGAIN PRICE. IN SELECTING SECURITIES, WE UTILIZE SOCIAL RESEARCH AND SCREENING TECHNOLOGY PROVIDED FOR INVESTMENT MANAGERS BY VARIOUS OUTSIDE RESEARCH SERVICES, AND HAVE ADOPTED SOCIAL SCREENS TO SEEK TO EXCLUDE COMPANIES THAT DERIVE REVENUE FROM TOBACCO AND ALCOHOL, GAMBLING, NUCLEAR POWER, WEAPONS, AND ABORTION AND CONTRACEPTIVES.

IN THEIR RESEARCH, OUR PORTFOLIO MANAGERS LOOK FOR BUSINESSES THAT MEET THE PORTFOLIOS' SOCIAL CRITERIA AND DEMONSTRATE FASTER-THAN-AVERAGE GROWTH, STRONG CASH FLOWS, AND RETURNS ON CAPITAL IN EXCESS OF THE COST OF CAPITAL.

WE BELIEVE HISTORY HAS BECOME A LESS-THAN-ACCURATE PREDICTOR OF THE FUTURE; THUS, WE PLACE GREATER EMPHASIS ON MEETING WITH MANAGEMENT TO ASSESS EACH COMPANY'S FUTURE. INCREASINGLY IMPORTANT IS THE TEAMING OF STRONG FINANCIALS WITH ENLIGHTENED CORPORATE LEADERSHIP, A COMBINATION NECESSARY TO THRIVE IN TODAY'S HIGHLY COMPETITIVE, RAPIDLY EVOLVING BUSINESS ENVIRONMENT. OUR TEAM OF PROFESSIONALS, WHICH INCLUDES ALL OF OUR PORTFOLIO MANAGERS, SEARCHES FOR THE BEST COMPANIES BASED ON OUR SPECIFIC SCREENING CRITERIA.

NEXT, WE ASSESS FUTURE EARNINGS PROSPECTS SEEKING TO IDENTIFY THE COMPANIES THAT CAN CONTINUE TO GENERATE SUPERIOR SALES AND PROFIT GROWTH. WE EXAMINE INDUSTRY DYNAMICS, THE COMPANIES' RELATIVE POSITIONS, COST STRUCTURES, MARGIN TRENDS, AND MANAGEMENT PLANS. FINALLY, WE ASSESS EACH COMPANY'S CURRENT STOCK VALUATION RELATIVE TO FUTURE EARNINGS STREAM AGAINST HISTORY, COMPETITORS, AND THE S&P 500.

TYPICALLY, WE REVIEW A PORTFOLIO HOLDING FOR SALE UNDER THE FOLLOWING
CIRCUMSTANCES: WHEN THE PRICE OBJECTIVE IS ACHIEVED; WHEN FUNDAMENTALS DETERIORATE AND MAKE THE ACHIEVEMENT OF OBJECTIVES UNLIKELY; WHEN THE STOCK UNDERPERFORMS THE S&P 500 BY 20 PERCENT OR MORE ON A RELATIVE BASIS; AND WHEN A MORE ATTRACTIVE OPPORTUNITY PRESENTS ITSELF.

8 [ARK LOGO OMITTED] SOCIAL ISSUES PORTFOLIOS


SOCIAL ISSUES
BLUECHIP EQUITY PORTFOLIO

[ALLEN J. ASHCROFT, JR. PHOTO OMITTED]
ALLEN J. ASHCROFT, JR.

PORTFOLIO MANAGER

ALLEN J. ASHCROFT, JR. IS CO-MANAGER OF THE SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO AND IS CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. HE HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1995. MR. ASHCROFT HAS MORE THAN 20 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS.

[CLYDE L. RANDALL PHOTO OMITTED]
CLYDE L. RANDALL II, CFA

PORTFOLIO MANAGER

CLYDE L. RANDALL II, CFA IS CO-MANAGER OF THE SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO, AND IS CO-MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. MR. RANDALL HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1995. HE HAS MORE THAN 14 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS, AND IS A CHARTERED FINANCIAL ANALYST.


MANAGEMENT DISCUSSION AND ANALYSIS
      The Portfolio's style is to invest in large-cap, franchise companies while trying to stay competitive with the S&P 500 Index. We remain committed to our strategy of diversifying the Portfolio so that it has representation in many major market sectors. Our approach of concentrating on a limited number of well-managed companies with a long-term horizon has not changed even in the tough market environment of the past few years.

      This has been the most challenging year in decades from an investment standpoint. Equity investors grew nervous as visibility into corporate earnings weakened, confidence in corporate leadership waned, and the mounting reality of a war with Iraq seemed assured. The most recent quarterly decline was the worst since the crash of '87. Global markets also retreated as many of the world's economies seemed to be slowing from earlier projected forecasts. The U.S. has rebounded somewhat from last year's recession; however, the mention of a possible downturn (or double dip) in the economy may have precipitated recent equity declines. Solid economic numbers, coupled with some sort of resolve regarding Iraq, may be needed to jump-start our markets.

      The equity market had two of its worst months in recent memory in July and September, falling 8% and 11%, respectively. On the other hand, October (generally known as a weak month for equities) saw the market rebound over 9%. Equities have now been in a bear market for over two years. If the economy continues to grow, the equity markets should begin to telegraph a better earnings environment and the markets should begin to show signs of a recovery.

      The largest contributors to Portfolio performance during the six-month reporting period were Microsoft, Wells Fargo, and Procter & Gamble. Certainly an eclectic group, but if you could extract a theme from these companies it would be size and quality. Microsoft is the world's leading software company; Wells Fargo is one of the larger and best-run banks; and Procter & Gamble is a global household products company which just reported its strongest sales growth in seven years. The market seemed to reward large companies that demonstrated fiscal responsiveness and grew their revenue. The Portfolio was negatively impacted by equities with technology and telecom exposure. Corning, Sun Microsystems, and Agilent were equities that fit that profile. Each of these companies' revenues and earnings fell dramatically and was reflected in their share price.

      Looking forward, we are cautiously optimistic on the equity markets. Valuations are back to more reasonable levels, and the market seemed to stabilize after an extremely weak summer. The economy appears to be in a recovery mode. Now, if corporate fundamentals would improve, we feel the markets have the potential to rebound.

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                     SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIOS 9

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

                                                              LIPPER
                         INST'L            S&P 500        LARGE CAP CORE
                      CLASS SHARES          INDEX      FUNDS CLASSIFICATION

Three month cumulative
return                    -0.32%            -2.38%             -2.74%
-------------------------------------------------------------------------------
Six month cumulative
return                   -18.12%           -17.02%            -17.62%
-------------------------------------------------------------------------------
One year total return    -21.71%           -15.10%            -16.25%
-------------------------------------------------------------------------------
Annualized total return
inception to date        -25.40%               --                 --
-------------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. Institutional Class Shares were offered beginning May 30, 2001.

  The performance of the S&P 500 Index and the Lipper Large Cap Core Funds Classification does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

20% U.S. TREASURY OBLIGATIONS
18% FINANCIALS
19% INFORMATION TECHNOLOGY
18% HEALTH CARE
12% CONSUMER STAPLES
10% CONSUMER DISCRETIONARY
 8% ENERGY
 6% INDUSTRIALS
 6% TELECOMMUNICATION SERVICES
 1% RELATED MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                    MARKET
DESCRIPTION                                                              SHARES                      VALUE
-------------------------------------------------------------------------------------------------------------

COMMON STOCK -- 97.5%


    CONSUMER DISCRETIONARY -- 10.2%

    AOL TIME WARNER*                                                       1,100                  $ 16,225
                                                                     ----------------------------------------
    BEST BUY*                                                                600                    12,366
                                                                     ----------------------------------------
    INTERPUBLIC GROUP                                                        500                     5,985
                                                                     ----------------------------------------
    LOWE'S                                                                   400                    16,692
                                                                     ----------------------------------------
    TARGET                                                                   600                    18,072
                                                                     ----------------------------------------
    TOTAL CONSUMER DISCRETIONARY                                                                  $ 69,340
-------------------------------------------------------------------------------------------------------------

    CONSUMER STAPLES -- 12.2%
                                                                     ----------------------------------------
    CVS                                                                      700                    19,411
                                                                     ----------------------------------------
    KRAFT FOODS, CL A                                                        500                    19,750
                                                                     ----------------------------------------
    PEPSICO                                                                  400                    17,640
                                                                     ----------------------------------------
    PROCTER & GAMBLE                                                         300                    26,535
                                                                     ----------------------------------------
    TOTAL CONSUMER STAPLES                                                                        $ 83,336
-------------------------------------------------------------------------------------------------------------

    ENERGY -- 8.2%

    CHEVRONTEXACO                                                            200                    13,526
                                                                     ----------------------------------------
    EXXON MOBIL                                                              700                    23,562
                                                                     ----------------------------------------
    SMITH INTERNATIONAL*                                                     600                    18,756
                                                                     ----------------------------------------
    TOTAL ENERGY                                                                                  $ 55,844
-------------------------------------------------------------------------------------------------------------

    FINANCIALS -- 19.8%

    AMERICAN EXPRESS                                                         600                    21,822
                                                                     ----------------------------------------
    AMERICAN INTERNATIONAL GROUP                                             400                    25,020
                                                                     ----------------------------------------
    CITIGROUP                                                                700                    25,865
                                                                     ----------------------------------------
    JP MORGAN CHASE                                                          400                     8,300
                                                                     ----------------------------------------
    MORGAN STANLEY                                                           300                    11,676
                                                                     ----------------------------------------
    NORTHERN TRUST                                                           500                    17,410
                                                                     ----------------------------------------
    WELLS FARGO                                                              500                    25,235
                                                                     ----------------------------------------
    TOTAL FINANCIALS                                                                              $135,328
-------------------------------------------------------------------------------------------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

10   SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO (CONCLUDED)

                                                                                                    MARKET
  DESCRIPTION                                                            SHARES                      VALUE
-------------------------------------------------------------------------------------------------------------

    HEALTH CARE -- 17.5%

    AMGEN*                                                                   400                  $ 18,624
                                                                     ----------------------------------------
    BAXTER INTERNATIONAL                                                     400                    10,008
                                                                     ----------------------------------------
    BRISTOL-MYERS SQUIBB                                                     600                    14,766
                                                                     ----------------------------------------
    CARDINAL HEALTH                                                          200                    13,842
                                                                     ----------------------------------------
    ELI LILLY                                                                400                    22,200
                                                                     ----------------------------------------
    MEDTRONIC                                                                400                    17,920
                                                                     ----------------------------------------
    MERCK                                                                    400                    21,696
                                                                     ----------------------------------------
    TOTAL HEALTH CARE                                                                             $119,056
-------------------------------------------------------------------------------------------------------------

    INDUSTRIALS -- 6.2%

    DANAHER                                                                  400                    23,140
                                                                     ----------------------------------------
    EMERSON ELECTRIC                                                         400                    19,272
                                                                     ----------------------------------------
    TOTAL INDUSTRIALS                                                                             $ 42,412
-------------------------------------------------------------------------------------------------------------

    INFORMATION TECHNOLOGY -- 18.1%

    CELESTICA*                                                               600                     8,280
                                                                     ----------------------------------------
    CISCO SYSTEMS*                                                         1,000                    11,180
                                                                     ----------------------------------------
    INTEL                                                                    500                     8,650
                                                                     ----------------------------------------
    INTERNATIONAL BUSINESS MACHINES                                          400                    31,576
                                                                     ----------------------------------------
    JABIL CIRCUIT*                                                           800                    12,344
                                                                     ----------------------------------------
    KONINKLIJKE PHILIPS ELECTRONICS                                          700                    12,390
                                                                     ----------------------------------------
    MICROSOFT*                                                               500                    26,735
                                                                     ----------------------------------------
    TEXAS INSTRUMENTS                                                        500                     7,930
                                                                     ----------------------------------------
    VERITAS SOFTWARE*                                                        300                     4,575
                                                                     ----------------------------------------
    TOTAL INFORMATION TECHNOLOGY                                                                  $123,660
-------------------------------------------------------------------------------------------------------------

    TELECOMMUNICATION SERVICES -- 5.3%

    BELLSOUTH                                                                700                    18,305
                                                                     ----------------------------------------
    SBC COMMUNICATIONS                                                       700                    17,962
                                                                     ----------------------------------------
    TOTAL TELECOMMUNICATION SERVICES                                                              $  36,267
-------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK
(COST $771,260)                                                                                   $665,243
-------------------------------------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 1.1%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS T                                                  7,160                     7,160
-------------------------------------------------------------------------------------------------------------
TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $7,160)                                                                                     $  7,160
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.6%
(COST $778,420)                                                                                   $672,403
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET -- 1.4%                                                           $  9,477
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                                                        $681,880
-------------------------------------------------------------------------------------------------------------

*   Non-income producing security
(t) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.
    Cl -- Class


The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                       This page intentionally left blank.

12 [ARK LOGO OMITTED] SOCIAL ISSUES PORTFOLIOS

SOCIAL ISSUES
CAPITAL GROWTH PORTFOLIO

[THOMAS D. DEHUDY PHOTO OMITTED]

THOMAS D. DEHUDY, CFA

PORTFOLIO MANAGER

THOMAS D. DEHUDY, CFA IS MANAGER OF THE SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO AND ANOTHER ARK FUNDS PORTFOLIO. MR. DEHUDY HAS BEEN A PRINCIPAL OF AIA SINCE 2001. MR. DEHUDY IS ALSO AN EQUITY ANALYST AND PROVIDES RESEARCH COVERAGE FOR THE TECHNOLOGY SECTOR AND SELECTED CONSUMER CYCLICAL AREAS. MR. DEHUDY HAS MORE THAN 20 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH, AND IS A CHARTERED FINANCIAL ANALYST.

MANAGEMENT DISCUSSION AND ANALYSIS
      The Portfolio seeks stock price appreciation that reflects underlying growth in company revenues, cash flow, and earnings. We attempt to optimize the risk/reward of the Portfolio by targeting areas with attractive growth prospects and compelling valuation metrics. The characteristics noted below demonstrate the implementation of this investment style (i.e., higher projected earnings growth for 2003, but lower P/E, price/book and price/sales ratios). Over a stock market cycle, we believe this investment style can generate competitive investment returns.

      During the last six months, the stock market has produced some of the worst performance since the 1930s. Despite what we regard as an attractive investment style, the Portfolio has underperformed. Why? The primary reason was a premature bet on a strong economic recovery. A secondary answer is that there were too many company disappointments. We continue to foresee economic growth -- although at a slower pace. To better position the Portfolio for this slower anticipated growth, we have increased our weighting in health care and decreased our weighting in technology. To ameliorate individual stock disappointments, we have systematically reduced (or eliminated) exposure to companies with problematic fundamentals.

      Since April, stocks with the greatest positive contribution to Portfolio performance included Forest Labs (accelerating growth), Clear Channel and Viacom (both from rising advertising spending), Alltel (steady telecom growth), and Outback Steakhouse and Cheesecake Factory (both because of cash flow and expansion potential). Stocks that negatively affected Portfolio performance included Sprint PCS (slowing growth and balance sheet issues), Best Buy (sharply reduced earnings expectations), Taiwan Semiconductor (a halted semiconductor recovery), and Freemarkets (decelerating growth).

      After almost three years of negative stock market performance, we are optimistic that this very trying period is nearing an end. We feel that slow economic growth, combined with historically low interest rates and attractive stock valuations, have the potential to produce better results in the coming months.

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                      SOCIAL ISSUES CAPITAL GROWTH PORTFOLIOS 13

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

                                                    LIPPER
                        INST'L       S&P 500   MULTI-CAP GROWTH
                     CLASS SHARES     INDEX  FUNDS CLASSIFICATION

Three month cumulative
return                   0.32%        -2.38%         -1.77%
------------------------------------------------------------------
Six month cumulative
return                 -17.83%       -17.02%        -20.98%
------------------------------------------------------------------
One year total return  -21.60%       -15.10%        -19.95%
------------------------------------------------------------------
Annualized total return
inception to date      -30.01%           --             --
------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. Institutional Class Shares were offered beginning July 3, 2001.

  The performance of the S&P 500 Index and the Lipper Multi-Cap Growth Funds Classification does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

32% CONSUMER DISCRETIONARY
24% HEALTH CARE
23% FINANCIALS
 5% OTHER
 4% ENERGY
 4% INDUSTRIALS
 4% INFORMATION TECHNOLOGY
 4% RELATED MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                    MARKET
  DESCRIPTION                                                             SHARES                     VALUE
-------------------------------------------------------------------------------------------------------------

COMMON STOCK -- 91.3%


    CONSUMER DISCRETIONARY -- 30.9%

    AMERICAN AXLE & Manufacturing*                                           150                  $  3,555
                                                                     ----------------------------------------
    APPLEBEES INTERNATIONAL                                                   75                     1,784
                                                                     ----------------------------------------
    BRINKER INTERNATIONAL*                                                    75                     2,129
                                                                     ----------------------------------------
    CENTEX                                                                    60                     2,729
                                                                     ----------------------------------------
    CHEESECAKE FACTORY*                                                       50                     1,695
                                                                     ----------------------------------------
    CLEAR CHANNEL COMMUNICATIONS*                                            100                     3,705
                                                                     ----------------------------------------
    CUMULUS MEDIA, CL A*                                                     100                     1,714
                                                                     ----------------------------------------
    DARDEN RESTAURANTS                                                        75                     1,423
                                                                     ----------------------------------------
    HISPANIC BROADCASTING*                                                   100                     2,150
                                                                     ----------------------------------------
    LEAR*                                                                    100                     3,655
                                                                     ----------------------------------------
    LENNAR                                                                    75                     4,138
                                                                     ----------------------------------------
    NVR*                                                                      15                     5,085
                                                                     ----------------------------------------
    OMNICOM GROUP                                                             25                     1,441
                                                                     ----------------------------------------
    OUTBACK STEAKHOUSE                                                        75                     2,554
                                                                     ----------------------------------------
    RUBY TUESDAY                                                             100                     1,745
                                                                     ----------------------------------------
    TOLL BROTHERS*                                                           125                     2,560
                                                                     ----------------------------------------
    VIACOM, CL B*                                                            150                     6,692
                                                                     ----------------------------------------
    TOTAL CONSUMER DISCRETIONARY                                                                  $ 48,754
-------------------------------------------------------------------------------------------------------------

    CONSUMER STAPLES -- 1.3%

    GENERAL MILLS                                                             50                     2,066
                                                                     ----------------------------------------
    TOTAL CONSUMER STAPLES                                                                        $  2,066
-------------------------------------------------------------------------------------------------------------

    ENERGY -- 3.7%

    ENSCO INTERNATIONAL                                                       30                       811
                                                                     ----------------------------------------
    NABORS INDUSTRIES*                                                        90                     3,147
                                                                     ----------------------------------------
    PATTERSON-UTI ENERGY*                                                     30                       868
                                                                     ----------------------------------------
    WEATHERFORD INTERNATIONAL*                                                25                     1,001
                                                                     ----------------------------------------
    TOTAL ENERGY                                                                                  $  5,827
---------------------------------------------------------------------------------------------------------------------------

                                        SEMI ANNUAL REPORT  /   OCTOBER 31, 2002

14   SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO (CONCLUDED)

                                                                                                    MARKET
  DESCRIPTION                                                             SHARES                     VALUE
-------------------------------------------------------------------------------------------------------------

    FINANCIALS -- 22.0%

    AMBAC FINANCIAL GROUP                                                     40                  $  2,472
                                                                     ----------------------------------------
    AMERICAN INTERNATIONAL GROUP                                              40                     2,502
                                                                     ----------------------------------------
    BOSTON PROPERTIES                                                         40                     1,428
                                                                     ----------------------------------------
    CAPITAL ONE FINANCIAL                                                     75                     2,285
                                                                     ----------------------------------------
    EQUITY OFFICE PROPERTIES TRUST                                            55                     1,324
                                                                     ----------------------------------------
    FANNIE MAE                                                               100                     6,686
                                                                     ----------------------------------------
    FREDDIE MAC                                                              125                     7,697
                                                                     ----------------------------------------
    MBIA                                                                      50                     2,183
                                                                     ----------------------------------------
    MBNA                                                                     100                     2,031
                                                                     ----------------------------------------
    PRINCIPAL FINANCIAL GROUP                                                 90                     2,525
                                                                     ----------------------------------------
    SIMON PROPERTY GROUP                                                      60                     2,049
                                                                     ----------------------------------------
    VORNADO REALTY TRUST                                                      40                     1,470
                                                                     ----------------------------------------
    TOTAL FINANCIALS                                                                              $ 34,652
-------------------------------------------------------------------------------------------------------------

    HEALTH CARE -- 23.4%

    ACCREDO HEALTH*                                                           25                     1,157
                                                                     ----------------------------------------
    ADVANCEPCS*                                                              100                     2,510
                                                                     ----------------------------------------
    AMERISOURCEBERGEN                                                         40                     2,846
                                                                     ----------------------------------------
    BRISTOL-MYERS SQUIBB                                                     150                     3,691
                                                                     ----------------------------------------
    CARDINAL HEALTH                                                           80                     5,537
                                                                     ----------------------------------------
    CAREMARK RX*                                                             150                     2,655
                                                                     ----------------------------------------
    ELI LILLY                                                                 75                     4,163
                                                                     ----------------------------------------
    EXPRESS SCRIPTS*                                                          70                     3,805
                                                                     ----------------------------------------
    MEDTRONIC                                                                 50                     2,240
                                                                     ----------------------------------------
    PHARMACEUTICAL PRODUCT DEVELOPMENT*                                      125                     3,425
                                                                     ----------------------------------------
    QUEST DIAGNOSTICS*                                                        75                     4,787
                                                                     ----------------------------------------
    TOTAL HEALTH CARE                                                                             $ 36,816
-------------------------------------------------------------------------------------------------------------

    INDUSTRIALS -- 3.6%

    ARBITRON*                                                                 50                     1,707
                                                                     ----------------------------------------
    CERIDIAN*                                                                150                     2,067
                                                                     ----------------------------------------
    VIAD                                                                     100                     1,942
                                                                     ----------------------------------------
    TOTAL INDUSTRIALS                                                                             $   5,716
-------------------------------------------------------------------------------------------------------------


    INFORMATION TECHNOLOGY -- 4.0%

    COMPUTER ASSOCIATES INTERNATIONAL                                        250                     3,715
                                                                     ----------------------------------------
    FREEMARKETS*                                                             100                       718
                                                                     ----------------------------------------
    MENTOR GRAPHICS*                                                         200                     1,899
                                                                     ----------------------------------------
    TOTAL INFORMATION TECHNOLOGY                                                                  $  6,332
-------------------------------------------------------------------------------------------------------------

    TELECOMMUNICATION SERVICES -- 2.4%

    ALLTEL                                                                    75                     3,728
                                                                     ----------------------------------------

    TOTAL TELECOMMUNICATION SERVICES                                                              $  3,728
-------------------------------------------------------------------------------------------------------------

                                                                         SHARES/                    MARKET
  DESCRIPTION                                                   PRINCIPAL AMOUNT                     VALUE

TOTAL COMMON STOCK
(COST $144,868)                                                                                   $143,891
-------------------------------------------------------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 4.1%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS (t)                                                 6,530                  $  6,530
                                                                     ----------------------------------------
TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $6,530)                                                                                     $  6,530
-------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 1.9%

    FIRST BOSTON 1.92%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $3,000 (COLLATERALIZED BY
    U.S. TREASURY OBLIGATIONS)                                            $3,000                     3,000
-------------------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(COST $3,000)                                                                                     $  3,000
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.3%
(COST $154,398)                                                                                   $153,421
-------------------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET -- 2.7%                                                           $  4,261
-------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                                                        $157,682
-------------------------------------------------------------------------------------------------------------

 *  Non-income producing security

(t) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.

    Cl -- Class

The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                       This page intentionally left blank.

16 [ARK LOGO OMITTED] SOCIAL ISSUES PORTFOLIOS

SOCIAL ISSUES
SMALL-CAP EQUITY PORTFOLIO

[H. GILES KNIGHT PHOTO OMITTED]
H. GILES KNIGHT

PORTFOLIO MANAGER

H. GILES KNIGHT IS MANAGER OF THE SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO AND IS MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. HE HAS BEEN A PRINCIPAL OF AIA AND PORTFOLIO MANAGER SINCE 1996 AND A SENIOR VICE PRESIDENT OF ALLFIRST SINCE 1995. MR. KNIGHT HAS MORE THAN 30 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.

MANAGEMENT DISCUSSION AND ANALYSIS
      The equity markets continued to be highly volatile over the past six months as investors remained concerned about corporate profits, a potential war in Iraq, corporate corruption, and an economy that really seemed to be having a hard time making a satisfactory recovery. A fairly good rally occurred in July, although this ended in early August. Another rally began in early October, which experienced one of the best gains for this month in many years.

      The six-month period ending October 31, 2002 was discouraging, as the Standard & Poor's 500 Index and Dow Jones Industrial Average declined 17.0% and 14.6%, respectively. Smaller company stocks had it even worse as the Portfolio's benchmark, the Russell 2000 Growth Index, fell by 29.0%. This was not surprising, given the lack of liquidity and financial risk associated with small company shares.

      The Portfolio was very defensively structured over the period with a generally heavier cash position and a policy of lower volatility than its benchmark. However, health care and technology detracted from performance even though the Portfolio was underweighted in these sectors. Small company bank stocks UCBH Holdings, East West Bancorp, and Hawthorne Financial performed well with both revenue and net income growth. The top four performers were Willis Group Holdings, Petsmart, FBR Asset Investors, and Sandisk Corp. The five poorest performing stocks were Crown Cork & Seal, AMH Healthcare, Kulicke & Soffa, Axcelis Technologies, and Mesa Air.

      Looking ahead, we believe many of the uncertainties experienced in 2002 should be eased in 2003. Winners of the mid-term elections will be settling in, the Iraqi situation could be clarified, and the effects of "Enronitis" should have softened. The one big question, of course, is how much strength the U.S. economy will show. We feel industrial production and new orders should pick up by next summer or earlier. In this scenario, the stock market would be well positioned to perform better in early 2003. In addition, small company stocks have historically outperformed large company stocks during this particular phase of an economic recovery. While no one can predict whether history will repeat itself, we remain optimistic that small company shares have the potential to show better performance in 2003.

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                     SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO 17

PERFORMANCE AS OF OCTOBER 31, 2002 (UNAUDITED)

                                          RUSSELL       RUSSELL            LIPPER
                            INST'L      2000 GROWTH       2000          SMALL-CAP CORE
                         CLASS SHARES      INDEX         INDEX       FUNDS CLASSIFICATION
-----------------------------------------------------------------------------------------
Three month cumulative
return                      -3.08%         -2.58%        -4.45%             -4.22%
-----------------------------------------------------------------------------------------
Six month cumulative
return                     -25.93%        -28.95%       -26.33%            -24.40%
-----------------------------------------------------------------------------------------

One year total return       17.82%        -21.57%       -11.57%             -9.17%
-----------------------------------------------------------------------------------------
Annualized total return
inception to date           16.02%            --            --                 --
-----------------------------------------------------------------------------------------

  Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance and results of an investment made today may differ substantially from the Portfolio's historical performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Total return figures include the reinvestment of dividends and capital gains. Institutional Class Shares were offered beginning July 3, 2001.

  The performance of the Russell 2000 Growth Index, the Russell 2000 Index and the Lipper Small-Cap Core Funds Classification does not include operating expenses that are incurred by the Portfolio.

  The performance information presented in the table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

24% FINANCIALS
23% CONSUMER DISCRETIONARY
15% HEALTH CARE
 8% INDUSTRIALS
 6% INFORMATION TECHNOLOGY
 6% REPURCHASE AGREEMENT
 5% UTILITIES
 4% CONSUMER STAPLES
 4% RELATED MONEY MARKET PORTFOLIO
 3% MATERIALS
 2% ENERGY

SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                                                    MARKET
DESCRIPTION                                                               SHARES                     VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 86.5%

    CONSUMER DISCRETIONARY -- 21.6%

    CENTRAL GARDEN & Pet*                                                    300                  $  5,997
                                                                     ----------------------------------------
    EMMIS COMMUNICATIONS, CL A*                                              200                     4,364
                                                                     ----------------------------------------
    ENTRAVISION COMMUNICATIONS, CL A*                                        400                     4,784
                                                                     ----------------------------------------
    FTI CONSULTING*                                                          100                     4,160
                                                                     ----------------------------------------
    MOORE*                                                                   400                     4,420
                                                                     ----------------------------------------
    MOVIE GALLERY*                                                           200                     3,638
                                                                     ----------------------------------------
    PEP BOYS-MANNY MOE & Jack                                                300                     3,480
                                                                     ----------------------------------------
    SCP Pool*                                                                100                     2,850
                                                                     ----------------------------------------
    STEAK N SHAKE*                                                           200                     2,198
                                                                     ----------------------------------------

    TOTAL CONSUMER DISCRETIONARY                                                                  $ 35,891
-------------------------------------------------------------------------------------------------------------

    CONSUMER STAPLES -- 3.9%

    DUANE READE*                                                             200                     3,848
                                                                     ----------------------------------------
    FRESH DEL MONTE                                                          100                     2,726
                                                                     ----------------------------------------
    TOTAL CONSUMER STAPLES                                                                        $  6,574
-------------------------------------------------------------------------------------------------------------

    ENERGY -- 2.3%

    HORIZON OFFSHORE*                                                        200                     1,228
                                                                     ----------------------------------------
    KEY ENERGY SERVICES*                                                     300                     2,679
                                                                     ----------------------------------------
    TOTAL ENERGY                                                                                  $  3,907
-------------------------------------------------------------------------------------------------------------

    FINANCIALS -- 23.1%

    BANKATLANTIC BANCORP, CL A                                               500                     4,660
                                                                     ----------------------------------------
    BROWN & BROWN                                                            100                     3,040
                                                                     ----------------------------------------
    EAST-WEST BANCORP                                                        200                     6,900
                                                                     ----------------------------------------
    HILB ROGAL & HAMILTON                                                    100                     4,100
                                                                     ----------------------------------------

                                            SEMIANNUAL REPORT / OCTOBER 31, 2002

18   SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO (CONCLUDED)

                                                                                                    MARKET
  DESCRIPTION                                                             SHARES                     VALUE
-------------------------------------------------------------------------------------------------------------

    HUNTINGTON BANCSHARES                                                    200                  $  3,782
                                                                     ----------------------------------------
    INDEPENDENCE COMMUNITY BANK                                              100                     2,567
                                                                     ----------------------------------------
    MAX RE CAPITAL                                                           200                     2,072
                                                                     ----------------------------------------
    UCBH HOLDINGS                                                            100                     4,189
                                                                     ----------------------------------------
    WILLIS GROUP HOLDINGS*                                                   100                     3,060
                                                                     ----------------------------------------
    WINDROSE MEDICAL PROPERTIES*                                             400                     4,180
                                                                     ----------------------------------------
    TOTAL FINANCIALS                                                                              $ 38,550
---------------------------------------------------------------------------------------------------------------------------


    HEALTH CARE -- 14.6%

    IMMUCOR*                                                                 100                     2,230
                                                                     ----------------------------------------
    MANOR CARE*                                                              100                     1,977
                                                                     ----------------------------------------
    MEDICAL ACTION INDUSTRIES*                                               500                     5,745
                                                                     ----------------------------------------
    NOVEN PHARMACEUTICALS*                                                   100                     1,281
                                                                     ----------------------------------------
    ORTHOFIX INTERNATIONAL*                                                  100                     2,540
                                                                     ----------------------------------------
    POSSIS MEDICAL*                                                          600                     6,703
                                                                     ----------------------------------------
    PSS WORLD MEDICAL*                                                       500                     3,820
                                                                     ----------------------------------------
    TOTAL HEALTH CARE                                                                             $ 24,296
---------------------------------------------------------------------------------------------------------------------------


    INDUSTRIALS -- 7.4%

    HEARTLAND EXPRESS*                                                       100                     1,963
                                                                     ----------------------------------------
    MESA AIR GROUP*                                                          700                     3,857
                                                                     ----------------------------------------
    OMI*                                                                     500                     1,925
                                                                     ----------------------------------------
    SYLVAN LEARNING SYSTEMS*                                                 300                     4,581
                                                                     ----------------------------------------
    TOTAL INDUSTRIALS                                                                             $ 12,326
-------------------------------------------------------------------------------------------------------------


    INFORMATION TECHNOLOGY -- 6.0%

    ATMEL*                                                                   400                       668
                                                                     ----------------------------------------
    CREE*                                                                    100                     1,725
                                                                     ----------------------------------------
    CYPRESS SEMICONDUCTOR*                                                   100                       562
                                                                     ----------------------------------------
    KOPIN*                                                                   100                       371
                                                                     ----------------------------------------
    LTX*                                                                     500                     3,100
                                                                     ----------------------------------------
    PIXELWORKS*                                                              100                       570
                                                                     ----------------------------------------
    ZORAN*                                                                   200                     2,998
                                                                     ----------------------------------------
    TOTAL INFORMATION TECHNOLOGY                                                                  $  9,994
-------------------------------------------------------------------------------------------------------------

    MATERIALS -- 2.4%

    MACDERMID                                                                200                     4,016
                                                                     ----------------------------------------

    TOTAL MATERIALS                                                                               $  4,016
-------------------------------------------------------------------------------------------------------------

    UTILITIES -- 5.2%

    HAWAIIAN ELECTRIC                                                        100                     4,787
                                                                     ----------------------------------------
    UGI                                                                      100                     3,879
                                                                     ----------------------------------------
    TOTAL UTILITIES                                                                               $  8,666
-------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK
(COST $163,375)                                                                                   $144,220
-------------------------------------------------------------------------------------------------------------

                                                                         SHARES/                    MARKET
  DESCRIPTION                                                   PRINCIPAL AMOUNT                     VALUE
-------------------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET PORTFOLIO -- 4.0%

    ARK MONEY MARKET PORTFOLIO
    INSTITUTIONAL CLASS T                                                  6,642                  $  6,642
                                                                     ----------------------------------------

TOTAL RELATED PARTY
MONEY MARKET PORTFOLIO
(COST $6,642)                                                                                     $  6,642
-------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 5.4%

    FIRST BOSTON 1.92%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $9,000 (COLLATERALIZED BY
    U.S. TREASURY OBLIGATIONS)                                            $9,000                     9,000
-------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(COST $9,000)                                                                                     $   9,000
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 95.9%
(COST $179,017)                                                                                   $159,862
-------------------------------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES, NET -- 4.1%                                                           $  6,755
-------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                                                        $ 166,617
-------------------------------------------------------------------------------------------------------------

 *  Non-income producing security
(t) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as advisor of this portfolio.
    Cl -- Class

The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                          STATEMENT OF ASSETS AND LIABILITIES 19


 AS OF OCTOBER 31, 2002 (UNAUDITED)          SOCIAL ISSUES           SOCIAL ISSUES        SOCIAL ISSUES          SOCIAL ISSUES
                                             INTERMEDIATE              BLUE CHIP             CAPITAL               SMALL-CAP
                                             FIXED INCOME               EQUITY               GROWTH                 EQUITY
                                               PORTFOLIO               PORTFOLIO            PORTFOLIO              PORTFOLIO

ASSETS:
     Investments at Market Value
           (Cost $2,691,773, $778,420,
           $154,398 and $179,017,
           respectively)                       $2,804,602               $ 672,403            $153,421              $159,862
                                               ----------------------------------------------------------------------------
     Cash                                               1                       1                  --                    --
                                               ----------------------------------------------------------------------------
     Interest Receivable                           34,148                   1,554                  70                    22
                                               ----------------------------------------------------------------------------
     Receivable for Investment Securities Sold         --                      --               7,377                    --
                                               ----------------------------------------------------------------------------
     Receivable for Capital Shares Sold           190,000                      --                  --                    --
                                               ----------------------------------------------------------------------------
     Expense Reimbursement from Advisor             5,582                   2,520               7,236                 6,557
                                               ----------------------------------------------------------------------------
     Prepaid Expenses                                  52                      49                   2                     8
                                               ----------------------------------------------------------------------------
     Other Assets                                   7,907                   7,364               3,308                 3,987
                                               ----------------------------------------------------------------------------
     TOTAL ASSETS                               3,042,292                 683,891             171,414               170,436
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
     Distribution Payable                           6,775                      --                  --                    --
                                               ----------------------------------------------------------------------------
     Payable for Investment Securities Purchased       --                      --               7,544                 1,763
                                               ----------------------------------------------------------------------------
     Accrued Expenses:
      Administrator Fees                            2,810                      --                 860                    --
                                               ----------------------------------------------------------------------------
      Transfer Agency Fees                            665                     268                 754                   296
                                               ----------------------------------------------------------------------------
      Other Expense Payables                        3,822                   1,743               4,574                 1,760

     TOTAL LIABILITIES                             14,072                   2,011              13,732                 3,819
---------------------------------------------------------------------------------------------------------------------------


NET ASSETS:
     Paid in Capital                            3,027,265               1,389,114             207,481               170,329
---------------------------------------------------------------------------------------------------------------------------
     Undistributed Net Investment Income               --                   1,325                  --                     2
---------------------------------------------------------------------------------------------------------------------------
     Accumulated Net Realized Gain (Loss)
           on Investments                        (111,874)               (602,542)            (48,822)               15,441
---------------------------------------------------------------------------------------------------------------------------
     Net Unrealized Appreciation (Depreciation)
           on Investments                         112,829                (106,017)               (977)              (19,155)
                                               ----------------------------------------------------------------------------
     TOTAL NET ASSETS                          $3,028,220              $  681,880            $157,682              $166,617
---------------------------------------------------------------------------------------------------------------------------
     OUTSTANDING SHARES OF BENEFICIAL INTEREST
           (UNLIMITED AUTHORIZATION --
           NO PAR VALUE)

           Institutional Class Shares             294,145                 103,904              25,369                13,955
---------------------------------------------------------------------------------------------------------------------------
     NET ASSET VALUE, OFFERING AND
           REDEMPTION PRICE PER
           SHARE -- INSTITUTIONAL
           CLASS SHARES                            $10.30                   $6.56               $6.22                $11.94
---------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

20   STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED OCTOBER 31, 2002 (UNAUDITED)  SOCIAL ISSUES        SOCIAL ISSUES         SOCIAL ISSUES        SOCIAL ISSUES
                                                   INTERMEDIATE            BLUE CHIP              CAPITAL             SMALL-CAP
                                                   FIXED INCOME             EQUITY                GROWTH               EQUITY
                                                     PORTFOLIO             PORTFOLIO             PORTFOLIO            PORTFOLIO

INVESTMENT INCOME:
     Dividend                                        $    633               $  11,000            $    362              $  1,027
                                                 -------------------------------------------------------------------------------
     Less: Foreign Taxes Withheld                          --                      --                  (3)                   --
                                                 -------------------------------------------------------------------------------
     Interest                                          48,436                     315                  37                    99
                                                 -------------------------------------------------------------------------------

     TOTAL INVESTMENT INCOME                           49,069                  11,315                 396                 1,126
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
     Investment Advisory Fees                           6,620                   5,140                 472                   888
                                                 -------------------------------------------------------------------------------
     Administrator Fees                                11,867                  11,160              13,069                10,700
                                                 -------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class Shares                   1,655                   1,101                 101                   167
                                                 -------------------------------------------------------------------------------
     Transfer Agency Fees                               2,587                   2,207               2,745                 2,316
                                                 -------------------------------------------------------------------------------
     Custodian Fees                                     3,627                   1,130               4,293                 2,219
                                                 -------------------------------------------------------------------------------
     Accounting Fees                                   12,874                  10,819              13,684                10,868
                                                 -------------------------------------------------------------------------------
     Professional Fees                                    132                      86                   8                    13
                                                 -------------------------------------------------------------------------------
     Registration Fees                                     59                      39                   4                     7
                                                 -------------------------------------------------------------------------------
     Printing Fees                                         93                      57                   6                     8
                                                 -------------------------------------------------------------------------------
     Trustee Fees                                          50                      29                   3                     5
                                                 -------------------------------------------------------------------------------
     Miscellaneous Fees                                 1,844                      66                   6                     9
                                                 -------------------------------------------------------------------------------
     TOTAL EXPENSES                                    41,408                  31,834              34,391                27,200
--------------------------------------------------------------------------------------------------------------------------------

LESS WAIVERS:
     Investment Advisory Fees                          (6,620)                 (5,140)               (472)                 (888)
                                                 -------------------------------------------------------------------------------
     Administrator Fees                                  (828)                   (551)                (50)                  (84)
                                                 -------------------------------------------------------------------------------
     Shareholder Servicing Fees--
           Institutional Class Shares                    (871)                   (485)                (55)                  (59)
                                                 -------------------------------------------------------------------------------
     TOTAL WAIVERS                                     (8,319)                 (6,176)               (577)               (1,031)
---------------------------------------------------------------------------------------------------------------------------
     Less Expense Reimbursement by Advisor            (23,489)                (18,094)            (33,091)              (24,815)
                                                 -------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                 9,600                   7,564                 723                 1,354
---------------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                      39,469                   3,751                (327)                 (228)
---------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments              481                (569,398)            (22,452)              (39,373)
                                                 -------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments              106,674                 123,079              (1,660)              (41,129)
                                                 -------------------------------------------------------------------------------
     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS                 107,155                (446,319)            (24,112)              (80,502)
--------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                       $146,624               $(442,568)           $(24,439)             $(80,730)
--------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002  /  SEMI ANNUAL REPORT


                                                                                   STATEMENTS OF CHANGES IN NET ASSETS   21

 FOR THE PERIODS ENDED OCTOBER 31,  2002               SOCIAL ISSUES                               SOCIAL ISSUES
 (UNAUDITED) AND APRIL 30, 2002 (AUDITED).             INTERMEDIATE                                  BLUE CHIP
                                                       FIXED INCOME                                   EQUITY
                                                         PORTFOLIO                                   PORTFOLIO

                                               05/01/02             05/29/01*             05/01/02              05/30/01*
                                            to 10/31/02          to 04/30/02           to 10/31/02           to 04/30/02
                                           ------------         ------------          ------------          ------------
OPERATIONS:

     Net Investment Income (Loss)           $   39,469           $   93,655           $    3,751           $     5,875
                                           --------------------------------------------------------------------------------
     Net Realized Gain (Loss)
         on Investments                            481             (110,696)            (569,398)              (33,144)
                                           --------------------------------------------------------------------------------
     Net Change in Unrealized
         Appreciation (Depreciation)
         on Investments                        106,674                6,155              123,079              (229,096)
                                           --------------------------------------------------------------------------------
     NET INCREASE (DECREASE)
     IN NET ASSETS FROM
     OPERATIONS                                146,624              (10,886)            (442,568)             (256,365)
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Institutional Class Shares            (39,469)             (93,655)              (3,332)               (4,969)
                                           --------------------------------------------------------------------------------
     Net Capital Gains
         Institutional Class Shares                 --               (1,659)                  --                    --
                                          --------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                       (39,469)             (95,314)              (3,332)               (4,969)
---------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Institutional Class Shares:
         Shares Issued                         896,004            5,093,222              119,574             2,114,439
                                           --------------------------------------------------------------------------------
         Shares Issued in Lieu of
              Cash Distributions                17,363               64,877                1,146                 1,473
                                           --------------------------------------------------------------------------------
         Shares Redeemed                       (51,421)          (2,992,780)            (747,518)             (100,000)
                                           --------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL
     CLASS SHARE
     TRANSACTIONS                              861,946            2,165,319             (626,798)            2,015,912
---------------------------------------------------------------------------------------------------------------------------


     NET INCREASE (DECREASE)
     IN NET ASSETS FROM
     CAPITAL SHARE
     TRANSACTIONS                              861,946            2,165,319             (626,798)            2,015,912
---------------------------------------------------------------------------------------------------------------------------


     NET INCREASE (DECREASE)
     IN NET ASSETS                             969,101            2,059,119           (1,072,698)            1,754,578
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                     2,059,119                   --            1,754,578                    --
                                          --------------------------------------------------------------------------------

     END OF PERIOD                          $3,028,220           $2,059,119           $  681,880            $1,754,578
---------------------------------------------------------------------------------------------------------------------------

SHARES ISSUED AND REDEEMED:
     Institutional Class Shares:
         Shares Issued                          87,060              505,545               17,180               229,838
                                          --------------------------------------------------------------------------------
         Shares Issued in Lieu of
              Cash Distributions                 1,728                6,494                  180                   170
                                          --------------------------------------------------------------------------------
         Shares Redeemed                        (5,025)            (301,657)            (131,943)              (11,521)

     TOTAL INSTITUTIONAL
     CLASS SHARE
     TRANSACTIONS                               83,763              210,382             (114,583)              218,487
---------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE)
     IN SHARES                                  83,763              210,382             (114,583)              218,487
---------------------------------------------------------------------------------------------------------------------------


     UNDISTRIBUTED NET
     INVESTMENT INCOME                      $       --         $         --           $    1,325          $        906
---------------------------------------------------------------------------------------------------------------------------





FOR THE PERIODS ENDED OCTOBER 31,  2002                       SOCIAL ISSUES                             SOCIAL ISSUES
 (UNAUDITED) AND APRIL 30, 2002 (AUDITED).                       CAPITAL                                   SMALL-CAP
                                                                  GROWTH                                    EQUITY
                                                                 PORTFOLIO                                 PORTFOLIO

                                                        05/01/02             07/03/01*             05/01/02               07/03/01*
                                                     to 10/31/02          to 04/30/02           to 10/31/02            to 04/30/02
                                                     -----------          ------------          -----------            ------------
OPERATIONS:

     Net Investment Income (Loss)                     $   (327)            $    (198)           $     (228)               $    (434)
                                                      ------------------------------------------------------------------------------
     Net Realized Gain (Loss)
         on Investments                                (22,452)              (26,370)              (39,373)                  59,261
                                                      ------------------------------------------------------------------------------
     Net Change in Unrealized
         Appreciation (Depreciation)
         on Investments                                 (1,660)                  683               (41,129)                  21,974
                                                      ------------------------------------------------------------------------------
     NET INCREASE (DECREASE)
     IN NET ASSETS FROM
     OPERATIONS                                        (24,439)              (25,885)              (80,730)                  80,801
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Institutional Class Shares                        (12)                  (90)                   --                       --
                                                      ------------------------------------------------------------------------------
     Net Capital Gains
         Institutional Class Shares                         --                    --                    --                   (3,697)
                                                      ------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                                   (12)                  (90)                   --                   (3,697)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     Institutional Class Shares:
         Shares Issued                                  69,948                140,100               60,938                  408,378
                                                      ------------------------------------------------------------------------------
         Shares Issued in Lieu of
              Cash Distributions                             9                     51                   --                    3,697
                                                      ------------------------------------------------------------------------------
         Shares Redeemed                                (2,000)                    --             (140,072)                (162,698)
                                                      ------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL
     CLASS SHARE
     TRANSACTIONS                                       67,957                140,151              (79,134)                 249,377
------------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE)
     IN NET ASSETS FROM
     CAPITAL SHARE
     TRANSACTIONS                                       67,957                140,151              (79,134)                 249,377
------------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE)
     IN NET ASSETS                                      43,506                114,176             (159,864)                 326,481
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                               114,176                     --              326,481                       --
                                                      ------------------------------------------------------------------------------
     END OF PERIOD                                    $157,682             $  114,176           $  166,617                $ 326,481
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
     Institutional Class Shares:
         Shares Issued                                  10,554                 15,071                4,515                   31,922
                                                      ------------------------------------------------------------------------------
         Shares Issued in Lieu of
              Cash Distributions                             1                      6                   --                      295
                                                      ------------------------------------------------------------------------------
         Shares Redeemed                                  (263)                    --              (10,817)                 (11,960)
                                                      ------------------------------------------------------------------------------
     TOTAL INSTITUTIONAL
     CLASS SHARE
     TRANSACTIONS                                       10,292                 15,077               (6,302)                  20,257
------------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE)
     IN SHARES                                          10,292                 15,077               (6,302)                  20,257
------------------------------------------------------------------------------------------------------------------------------------
     UNDISTRIBUTED NET
     INVESTMENT INCOME                                $     --             $       --           $        2              $        --
------------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.
The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

22    FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED) AND THE FISCAL YEAR ENDED APRIL 30, 2002
(AUDITED)

                                                           REALIZED
                   NET ASSET                                 AND            DISTRIBUTIONS     DISTRIBUTIONS
                     VALUE,               NET            UNREALIZED           FROM NET            FROM              NET ASSET
                    BEGINNING          INVESTMENT       GAIN (LOSSES)        INVESTMENT          CAPITAL            VALUE, END
                    OF PERIOD            INCOME        ON INVESTMENTS          INCOME             GAINS             OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO
INSTITUTIONAL CLASS SHARES
2002**               $ 9.79               0.18               0.51               (0.18)               --               $10.30
------------------------------------------------------------------------------------------------------------------------------------
2002(1)               10.00               0.33              (0.21)              (0.33)               --+                9.79
------------------------------------------------------------------------------------------------------------------------------------

SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
2002**               $ 8.03               0.02              (1.48)              (0.01)               --               $ 6.56
------------------------------------------------------------------------------------------------------------------------------------
2002(2)               10.00               0.03              (1.98)              (0.02)               --                 8.03

SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO
INSTITUTIONAL CLASS SHARES
2002**               $ 7.57              (0.01)             (1.34)                 --+               --               $ 6.22
------------------------------------------------------------------------------------------------------------------------------------
2002(3)               10.00              (0.01)             (2.41)              (0.01)               --                 7.57
------------------------------------------------------------------------------------------------------------------------------------

SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
2002**               $16.12              (0.03)             (4.15)                 --                --               $11.94
------------------------------------------------------------------------------------------------------------------------------------
2002(3)               10.00              (0.02)              6.39                  --             (0.25)               16.12
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED) AND THE FISCAL YEAR ENDED APRIL 30, 2002
(AUDITED)

                                                                                                  RATIO
                                                                            RATIO OF NET       OF EXPENSES
                                       NET ASSETS          RATIO OF           INVESTMENT       TO AVERAGE
                                         END OF           EXPENSES             INCOME          NET ASSETS            PORTFOLIO
                      TOTAL             PERIOD           TO AVERAGE          TO AVERAGE        (EXCLUDING            TURNOVER
                     RETURN+             (000)           NET ASSETS*         NET ASSETS*        WAIVERS)*             RATE
------------------------------------------------------------------------------------------------------------------------------------

SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO
INSTITUTIONAL CLASS SHARES
2002**                7.13%             $3,028               0.87%               3.57%             3.75%                  57%
------------------------------------------------------------------------------------------------------------------------------------
2002(1)                1.18              2,059               0.83                3.53              1.39                  260
------------------------------------------------------------------------------------------------------------------------------------

SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
2002**               (18.12)%            $ 682               1.03%               0.51%             4.34%                  25%
------------------------------------------------------------------------------------------------------------------------------------
2002(2)              (19.49)             1,755               1.00                0.38              1.88                   22

SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO
INSTITUTIONAL CLASS SHARES
2002**               (17.83)%            $ 158               1.07%              (0.48)%           51.02%                 137%
------------------------------------------------------------------------------------------------------------------------------------
2002(3)              (24.25)               114               1.05               (0.25)            17.07                  154
------------------------------------------------------------------------------------------------------------------------------------

SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO
INSTITUTIONAL CLASS SHARES
2002**               (25.93)%            $ 167               1.22%              (0.21)%           24.49%                 158%
------------------------------------------------------------------------------------------------------------------------------------
2002(3)               64.47                326               1.18               (0.34)            11.13                  600
------------------------------------------------------------------------------------------------------------------------------------

  +   Total return is for the period indicated and has not been annualized.
  +   Amount rounds to less than $0.01.
  *   Periods of less than one year are annualized.
 **   For the six month period ended October 31, 2002.
 (1)  Commenced operations on May 29, 2001.
 (2)  Commenced operations on May 30, 2001.
 (3)  Commenced operations on July 3, 2001.


The accompanying notes are an integral part of the financial statements.



OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)   23
1. ORGANIZATION

      ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, amended and restated on March 19, 1993, and further amended on December 10, 1999.

      The Fund offers thirty separate investment portfolios as of October 31, 2002:

      Social Issues Intermediate Fixed Income Portfolio ("SIIFIP")

      Social Issues Blue Chip Equity Portfolio ("SIBCEP")

      Social Issues Capital Growth Portfolio ("SICGP")

      Social Issues Small-Cap Equity Portfolio ("SISCEP")

        (individually a "Portfolio" and collectively,

        the "Portfolios")


      U.S. Treasury Cash Management Portfolio

      U.S. Government Cash Management Portfolio

      Prime Cash Management Portfolio

      Tax-Free Cash Management Portfolio


      U.S. Treasury Money Market Portfolio

      U.S. Government Money Market Portfolio

      Money Market Portfolio

      Tax-Free Money Market Portfolio

      Pennsylvania Tax-Free Money Market Portfolio

      Short-Term Treasury Portfolio

      Short-Term Bond Portfolio

      Maryland Tax-Free Portfolio

      Pennsylvania Tax-Free Portfolio

      Intermediate Fixed Income Portfolio

      U.S. Government Bond Portfolio

      Income Portfolio

      Balanced Portfolio

      Equity Income Portfolio

      Value Equity Portfolio

      Equity Index Portfolio

      Blue Chip Equity Portfolio

      Capital Growth Portfolio

      Mid-Cap Equity Portfolio

      Small-Cap Equity Portfolio

      International Equity Portfolio

      Emerging Markets Equity Portfolio

      The financial statements and notes presented herein are those of SIIFIP, SIBCEP, SICGP and SISCEP. The financial statements of the other portfolios listed above are not presented herein, but are presented separately. The Fund may issue an unlimited number of shares of each of its Portfolios and may issue shares of one or more classes of each Portfolio.


2. SIGNIFICANT ACCOUNTING POLICIES
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

      The following is a summary of significant accounting policies followed by the Portfolios.

      SECURITY VALUATION -- Securities of the Portfolios are generally valued by independent pricing services. Securities listed on a securities exchange for which market quotations are readily available are valued at the last reported sale price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less to maturity are valued at their amortized cost.

      When market quotations are not readily available, securities are valued at fair value as determined under procedures established by the Board of Trustees. INCOME TAXES -- It is the intention of each Portfolio to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each class of each Portfolio is calculated every business day (i.e., any day that both the New York Stock Exchange and the Federal Reserve Bank are open for business). It is computed by dividing the total assets of each class of the Portfolio, less the class-related liabilities, by the number of outstanding shares of each class of the Portfolio.

      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.


                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

24   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

      SHORT SALES -- Each Portfolio may sell a security that it owns "short against the box" in anticipation of a decline in the market value of that security. As collateral for this transaction, the Portfolio must deposit liquid securities with the broker/dealer through which it made the short sale. A gain, limited to the price at which the Portfolio sold the security short, or a loss, the difference between the proceeds received and the market value of the security, will be recognized upon termination of the short sale.

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS -- The Portfolios may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction (and therefore the value of the security) may be less favorable than the yield available in the market when the securities delivery takes place. The Portfolios maintain cash, U.S. government securities, or liquid, high-grade debt obligations in an amount sufficient to meet the purchase price in a segregated account until the settlement date. No Portfolio intends to engage in when-issued purchases and forward commitments for speculative purposes.

      DISTRIBUTIONS -- Dividends from net investment income are declared and paid according to the following table:

--------------------------------------------------------------------------------
                              FREQUENCY OF          FREQUENCY OF PAYMENT
  PORTFOLIO             DECLARATION OF DIVIDENDS        OF DIVIDENDS
--------------------------------------------------------------------------------
SIIFIP                            Daily                   Monthly
--------------------------------------------------------------------------------
SIBCEP                          Quarterly                Quarterly
--------------------------------------------------------------------------------
SICGP                           Annually                 Annually
--------------------------------------------------------------------------------
SISCEP                          Annually                 Annually
--------------------------------------------------------------------------------
      Each Portfolio makes distributions of capital gains, if any, at least annually.

      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, and may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

      The Portfolios have a tax year end of October 31. On the Statements of Assets and Liabilities, the following adjustments were made:

--------------------------------------------------------------------------------
                            ACCUMULATED      UNDISTRIBUTED
                           NET REALIZED     NET INVESTMENT       PAID-IN
  PORTFOLIO                 GAIN (LOSS)         INCOME           CAPITAL
--------------------------------------------------------------------------------
SICGP                           $--              $627             $(627)
--------------------------------------------------------------------------------
SISCEP                        (750)               664                86
--------------------------------------------------------------------------------
      The tax character of distributions paid during the periods ended October 31, 2002 and October 31, 2001 were as follows:

-----------------------------------------------------------------------------------------------------------------
                                                               LONG-TERM
                           ORDINARY INCOME                    CAPITAL GAIN                   TOTAL
  PORTFOLIO            2002               2001            2002           2001        2002             2001
-----------------------------------------------------------------------------------------------------------------
SIIFIP                 $113,322         $5,239            $--            $--         $113,322         $5,239
-----------------------------------------------------------------------------------------------------------------
SIBCEP                    6,257          2,044             --             --            6,257          2,044
-----------------------------------------------------------------------------------------------------------------
SICGP                       102             --             --             --              102             --
-----------------------------------------------------------------------------------------------------------------
SISCEP                    3,697             --             --             --            3,697             --
-----------------------------------------------------------------------------------------------------------------

      At October 31, 2002, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

-------------------------------------------------------------------------------------------------------
                 UNDISTRIBUTED         UNDISTRIBUTED         NET UNREALIZED
                   ORDINARY              LONG-TERM            APPRECIATION
  PORTFOLIO         INCOME                 GAIN              (DEPRECIATION)            TOTAL
-------------------------------------------------------------------------------------------------------
SIIFIP              $ 6,754                 $--                 $112,829             $119,583
-------------------------------------------------------------------------------------------------------
SIBCEP               1,324                   --                 (166,648)            (165,417)
-------------------------------------------------------------------------------------------------------
SICGP                   --                   --                   (1,594)              (1,594)
-------------------------------------------------------------------------------------------------------
SISCEP              14,585                  858                  (19,155)               3,712
-------------------------------------------------------------------------------------------------------

      The following Portfolios have estimated capital loss carry-forwards at October 31, 2002, which are available to offset future net realized capital gains:

--------------------------------------------------------------------------------
                                     CAPITAL LOSS          YEAR
 PORTFOLIO                           CARRYFORWARD         EXPIRES
--------------------------------------------------------------------------------
SIIFIP                                $111,854             2010
--------------------------------------------------------------------------------
SIBCEP                                  10,680             2009
                                       531,230             2010
--------------------------------------------------------------------------------
SICGP                                    6,772             2009
                                        41,433             2010
--------------------------------------------------------------------------------

      OTHER -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Net realized capital gains and losses on the sale of investment securities are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.


OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                 NOTES TOFINANCIALSTATEMENTS (UNAUDITED)      25


3. INVESTMENT ADVISORY AND
   ADMINISTRATIVE FEES AND OTHER
   TRANSACTIONS WITH AFFILIATES
      Allied Investment Advisors, Inc. ("AIA") is the investment advisor to each Portfolio. AIA is an affiliate of Allfirst Trust Company, N.A. ("Allfirst Trust"), the administrator, custodian and transfer agent of each Portfolio. Pursuant to an investment advisory contract on behalf of each Portfolio, AIA is entitled to receive fees for its advisory services at the annual rates shown in the following table based on the daily average net assets of the Portfolio.

---------------------------------------------------------------------
  PORTFOLIO                                          ANNUAL RATE
---------------------------------------------------------------------
SIIFIP                                                 0.60%
---------------------------------------------------------------------
SIBCEP                                                 0.70%
---------------------------------------------------------------------
SICGP                                                  0.70%
---------------------------------------------------------------------
SISCEP                                                 0.80%
---------------------------------------------------------------------

      AIA has agreed to waive a portion of its fees or reimburse expenses on certain Portfolios in order to limit total operating expenses of such Portfolios.

      Allfirst Trust serves as administrator and transfer agent for the Fund pursuant to an administration agreement and a transfer agency agreement. For its services, Allfirst Trust is entitled to receive an administration fee from the Fund at the annual rate of $24,000 per Portfolio, plus 0.0850% of the annual average daily net assets of the Portfolios. Allfirst Trust also receives annually, a $60,000 base fee that is allocated to each portfolio of the Fund based on respective average daily net assets. Under a separate agreement, Allfirst Trust has subcontracted the services to be provided by it under the administration agreement to Forum Administrative Services, LLC (the "Sub-administrator"). Allfirst Trust is responsible for paying a portion of the administration fee it receives from the Fund to the Sub-administrator for the services it provides.
      Pursuant to an agreement between the Fund and Allfirst Trust, Allfirst Trust performs transfer agency services. Pursuant to an agreement between Boston Financial Data Services, Inc. ("Boston Financial") and Allfirst Trust, Boston Financial performs sub-transfer agency services. For the services provided under the agreement with Allfirst Trust, the Fund pays an annual fee of up to $16 per Portfolio account and activity based fees ranging from $0.50 to $12.50 per item and reimbursements for out-of-pocket expenses. Allfirst Trust pays the transfer agency fees and expense reimbursements that it receives from the Fund to Boston Financial.

4. SHAREHOLDER SERVICES PLAN
      The Fund has adopted a Shareholder Services Plan on behalf of the Institutional Class Shares of each Portfolio. Institutional Class Shares' shareholder services fees, as a percentage of average daily net assets of the class, may be up to 0.15% as authorized by the Board.


5. INVESTMENT TRANSACTIONS
      The cost of securities purchased and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the period ended October 31, 2002, were as follows:

--------------------------------------------------------------------------------

  PORTFOLIO                            PURCHASES                  SALES
--------------------------------------------------------------------------------
SIIFIP                               $1,556,313              $1,141,492
--------------------------------------------------------------------------------
SIBCEP                                  343,649                 928,769
--------------------------------------------------------------------------------
SICGP                                   229,579                 164,623
--------------------------------------------------------------------------------
SISCEP                                  314,634                 383,342
--------------------------------------------------------------------------------
      The purchases and sales of U.S. government securities were as follows:

--------------------------------------------------------------------------------
  PORTFOLIO                            PURCHASES                  SALES
--------------------------------------------------------------------------------
SIIFIP                               $1,427,532                $841,465
--------------------------------------------------------------------------------

      For federal income tax purposes, cost, aggregate gross unrealized appreciation and depreciation of securities at October 31, 2002, for each Portfolio is as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                                        NET UNREALIZED
                                            APPRECIATED           DEPRECIATED             APPRECIATION
  PORTFOLIO              COST                SECURITIES            SECURITIES            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
SIIFIP               $2,691,773               $112,972               $  (143)              $ 112,829
-----------------------------------------------------------------------------------------------------------------
SIBCEP                  839,051                 19,771              (186,419)               (166,648)
-----------------------------------------------------------------------------------------------------------------
SICGP                   155,015                  7,334                (8,928)                 (1,594)
-----------------------------------------------------------------------------------------------------------------
SISCEP                  179,016                  5,449               (24,603)                 (19,154)
-----------------------------------------------------------------------------------------------------------------

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

26   SUPPLEMENTARY INFORMATION (UNAUDITED)

      For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

      For the tax year or period ended October 31, 2002, each Portfolio is designating the following items with regard to distribution paid during the year.

---------------------------------------------------------------------------------------------------------------------------
                                      LONG TERM
                                     (20% RATE)                  ORDINARY
                                    CAPITAL GAINS                 INCOME
                                    DISTRIBUTIONS              DISTRIBUTIONS                                     QUALIFYING
  PORTFOLIO                          (TAX BASIS)                (TAX BASIS)                TOTAL                DIVIDENDS (1)
---------------------------------------------------------------------------------------------------------------------------
SIIFIP                                   0%                        100%                    100%                       0%
---------------------------------------------------------------------------------------------------------------------------
SIBCEP                                   0%                        100%                    100%                     100%
---------------------------------------------------------------------------------------------------------------------------
SICGP                                    0%                        100%                    100%                       0%
SISCEP                                   0%                        100%                    100%                       0%
---------------------------------------------------------------------------------------------------------------------------

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.



OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                      NOTES

                                      NOTES

                               INVESTMENT ADVISOR
                        Allied Investment Advisors, Inc.
                               Baltimore, Maryland

                                    TRUSTEES
                              William H. Cowie, Jr.
                                 David D. Downes
                               Sir Victor Garland
                                  Rick A. Gold
                                Charlotte R. Kerr
                                Richard B. Seidel

                                  ADMINISTRATOR
                            Allfirst Trust Co., N.A.
                               Baltimore, Maryland

                                   DISTRIBUTOR
                           ARK Funds Distributors, LLC
                                 Portland, Maine

                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                                Washington, D.C.

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Boston, Massachusetts

                                    CUSTODIAN
                            Allfirst Trust Co., N.A.
                               Baltimore, Maryland

[LOGO OMITTED]
ARK FUNDS [R]
100 E. PRATT STREET, 15TH FLOOR | Mail Code 104-410 | BALTIMORE, MD 21202

We are pleased to send you this Semi Annual Report for the period ended October 31, 2002. The report contains important information about your investments in ARK Funds. Because we are sending a report to each person listed as a shareholder, you (or your household) may receive more than one report.

















This material must be preceded or accompanied by a current prospectus.

ARK-SA-003-1202

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